Note 21 Other Financial Liabilities (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Other financial liabilities [Line Items]
Other financial liabilities	€ 16,271	€ 15,046
Lease liabilities [member]
Other financial liabilities [Line Items]
Other financial liabilities	1,455	1,507
Creditors for other financial liabilities [Member]
Other financial liabilities [Line Items]
Other financial liabilities	3,575	3,439
Collection accounts [Member]
Other financial liabilities [Line Items]
Other financial liabilities	4,672	3,642
Creditors for other payment obligations [Member]
Other financial liabilities [Line Items]
Other financial liabilities	€ 6,569	€ 6,458